Lease	12 Months Ended
Dec. 31, 2021
Lease
9.	LEASE
The Group’s operating leases mainly related to offices and employees’ accommodation facilities. For leases with terms greater than 12 months, the Group records the related assets and lease liabilities at the present value of lease payments over the term. Certain leases include rental-free periods and renewal options, which are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2020 and 2021, the Group had no finance leases.
As of December 31, 2020 and 2021, the weighted average remaining lease term was 3.0 years and 4.0 years, respectively, and the weighted average discount rate was 4.7% and 4.9% for the Group’s operating leases respectively.
Operating lease cost for the year ended December 31, 2019, 2020 and 2021, was RMB66,609, RMB50,035 and RMB20,613 (US$3,235) respectively, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2019, 2020 and 2021 was RMB7,039, RMB9,864 and RMB28,488 (US$4,470), respectively. For the years ended December 31, 2019, 2020 and 2021, no lease cost was capitalized.
Future lease payments under operating leases as of December 31, 2021 were as follows:

	For the year ending December 31,
	RMB	US$
2022	17,906	2,810
2023	11,485	1,802
2024	8,627	1,354
2025	8,615	1,352
2026	6,277	985

Total future lease payments	52,910	8,303
Less: imputed interest	4,781	751

Total lease liability balance	48,129	7,552